UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 15, 2012
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  400,219
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Albemarle               COM          012653101   7219892           112952SH      SOLE          112952        0         0
Big Lots                COM          089302103   6959862           161782SH      SOLE          161782        0         0
CIT Group               COM           125581801 12381650           300234SH      SOLE          300234        0         0
CareFusion Corporat     COM          14170T101   9942495           383436SH      SOLE          383436        0         0
Carter's                COM           146229109 17047419           342524SH      SOLE          342524        0         0
Chart Industries        COM          16115Q308  12738741           173718SH      SOLE          173718        0         0
Covanta Holdings        COM          22282E102   9268774           571089SH      SOLE          571089        0         0
Denbury Resources       COM           247916208  8312169           455961SH      SOLE          455961        0         0
Euronet Worldwide       COM           298736109  6754719           323347SH      SOLE          323347        0         0
General Cable           COM           369300108  9783559           336436SH      SOLE          336436        0         0
Global Payments         COM          37940X102  13839125           291350SH      SOLE          291350        0         0
HCC Insurance Holdi     COM           404132102 13644699           437751SH      SOLE          437751        0         0
Hexcel                  COM           428291108 12537326           522171SH      SOLE          522171        0         0
Host Hotels & Resor     COM          44107P104  13441363           818597SH      SOLE          818597        0         0
IDEX Corporation        COM          45167R104  10544970           250296SH      SOLE          250296        0         0
Jacobs Engineering      COM           469814107 14954908           337050SH      SOLE          337050        0         0
Key Energy Services     COM           492914106 16280283          1053740SH      SOLE          1053740       0         0
Kinder Morgan Energ     COM           494550106  4404617            53228SH      SOLE           53228        0         0
Kinder Morgan Manag     COM          49455U100   8845361           118523SH      SOLE          118523        0         0
Kroger                  COM           501044101 14987297           618543SH      SOLE          618543        0         0
Neustar                 COM          64126X201  18036077           484190SH      SOLE          484190        0         0
PVH Corp                COM           693656100 12236959           136986SH      SOLE          136986        0         0
PartnerRe               COM          G6852T105  11707359           172446SH      SOLE          172446        0         0
Pioneer Natural Res     COM           723787107 15698704           140682SH      SOLE          140682        0         0
Reliance Steel & Al     COM           759509102 17515352           310116SH      SOLE          310116        0         0
Roper Industries        COM           776696106  8567821            86404SH      SOLE           86404        0         0
Ross Stores             COM           778296103 16416678           282559SH      SOLE          282559        0         0
SEI Investments         COM           784117103 10248481           495335SH      SOLE          495335        0         0
Valeant Pharma Int'     COM          91911K102  16708167           311197SH      SOLE          311197        0         0
Wabtec                  COM           929740108 12576087           166858SH      SOLE          166858        0         0
Waddell & Reed Fina     COM           930059100 12230238           377360SH      SOLE          377360        0         0
Weatherford Interna     COM          H27013103  10718276           710290SH      SOLE          710290        0         0
Western Union           COM           959802109 13670166           776714SH      SOLE          776714        0         0

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